Derivatives and Hedging (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swap Agreements
Derivative
Hedge ineffectiveness recorded	$ 0	$ 0
Interest Rate Swap Agreements | Fair Value, Inputs, Level 2
Derivative
Estimated liabilities of swaps designated as hedging instruments, fair value	7.7	14.3
Interest Rate Swap Agreements | Floating Rate Floor Plan Debt
Derivative
Increase in the weighted average interest rate on floor plan borrowings due to the swaps (as a percent)	0.31%
Interest Rate Swap Agreements | Floating Rate Floor Plan Debt | LIBOR portion
Derivative
Portion of floating rate floor plan debt fixed by swap agreements	300.0
Interest rate swap, fixed (as a percent)	2.135%
Interest Rate Swap Agreements | Floating Rate Floor Plan Debt | Fixed rate portion
Derivative
Portion of floating rate floor plan debt fixed by swap agreements	100.0
Interest rate swap, fixed (as a percent)	1.55%
Forward foreign exchange contracts | Fair Value, Inputs, Level 2
Derivative
Estimated asset of contracts designated as hedging instruments, fair value	$ 2.2